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                 [DIVERSIFIED INVESTMENT ADVISORS LETTERHEAD]



October 24, 1996



Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C. 20549

Re: Diversified Investors Variable Funds
    Post Effective Amendment No. 6 to Registration
    Statement on Form N-4; Registration Nos. 33-73734 and 811-8264

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "1933 Act"), Diversified Investors Variable Funds hereby certifies that:

1. the form of prospectus and statement of additional information that would have been filed pursuant to Rule 497(c) under the 1933 Act would not have differed from that contained in post Effective Amendment No. 6 to its Registration Statement on Form N-4, and

2. the text of Post Effective Amendment No. 6 to Registration Statement on Form N-4 was filed electronically with the Securities and Exchange Commission on October 17, 1996.

Very truly yours,

/s/ Catherine A. Mohr
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Catherine A. Mohr
Vice President